Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
(19)	Earnings Per Share

The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	In Thousands (except share data)
	2013	2013	2012
Basic EPS Computation:
Numerator - Earnings available to common stockholders	$20,777	15,869	12,148

Denominator - Weighted average number of common shares outstanding	7,547,087	7,472,373	7,360,485

Basic earnings per common share	$2.75	2.12	1.65

Diluted EPS Computation:
Numerator - Earnings available to common stockholders	$20,777	15,869	$12,148

Denominator:
Weighted average number of common shares outstanding	7,547,087	7,472,373	7,360,485
Dilutive effect of stock options	4,393	4,798	5,163

	7,551,480	7,477,171	7,365,648

Diluted earnings per common share	$2.75	2.12	1.65